TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES
15	TRADE AND OTHER RECEIVABLES

Trade and other receivables comprises:

	As at	As at
	December 31,	December 31,
	2022	2021
Trade receivables	16,231	8,231
Sales tax	397	223
Trade and other receivables	16,628	8,454

The following is an aging of the Company’s trade receivables:

	As at	As at
	December 31,	December 31,
	2022	2021
Less than one month	15,759	8,494
Between two and three months	1,313	747
Greater than three months	1,594	1,405
	18,666	10,646
Provision for expected credit losses	(2,435)	(2,415)
Trade receivables	16,231	8,231

The balance of accrued income is included in receivables aged less than one month as this balance will be converted to accounts receivable upon issuance of sales invoices.

The following is a continuity of the Company’s provision for expected credit losses related to trade and other receivables:

Balance as at December 31, 2020	1,755
Net additional provision for doubtful debts	602
Provision for late interest receivable	58
Balance as at December 31, 2021	2,415
Bad debt written-off	(629)
Net additional provision for doubtful debts	649
Balance as at December 31, 2022	2,435